Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 1,769,663	$ 3,308,616	$ 3,179,299
Acquisitions	1,120,260	370,155	628,320
Acquisitions through business combinations (Note 26)			927,449
Disposals and cancellations	(214,131)	(817,820)	(258,899)
Depreciation charges	(163,148)	(219,428)	(221,576)
Transfer to assets held for sale	165,583	871,875	18,459
Disposals through sale of subsidiary	(1,321)
Transfers	0	0	0
Translation differences	(2,105)	15	(69)
Property, plant and equipment, ending balance	3,271,084	1,769,663	3,308,616
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,433,409	5,315,120	5,115,573
Property, plant and equipment, ending balance	4,686,314	3,433,409	5,315,120
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,663,746)	(2,006,504)	(1,936,274)
Property, plant and equipment, ending balance	(1,415,230)	(1,663,746)	(2,006,504)
Property, plant and equipment | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,629,570	3,057,932	2,967,787
Acquisitions	155,215	295,568	448,850
Acquisitions through business combinations (Note 26)			425,564
Disposals and cancellations	(183,374)	(815,733)	(258,899)
Depreciation charges	(158,110)	(200,896)	(199,457)
Transfer to assets held for sale	165,583	870,844	18,459
Disposals through sale of subsidiary	0
Transfers	914,788	163,543	118,110
Translation differences	(586)	0	0
Property, plant and equipment, ending balance	2,617,484	1,629,570	3,057,932
Property, plant and equipment | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	106,513	228,429	181,293
Acquisitions	959,692	41,627	165,246
Acquisitions through business combinations (Note 26)			477,565
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale	0	0	0
Disposals through sale of subsidiary	0
Transfers	(914,788)	(163,543)	(118,110)
Translation differences	(577)	0	0
Property, plant and equipment, ending balance	628,405	106,513	228,429
Property, plant and equipment | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	644	762	1,218
Acquisitions	2,292	372	164
Acquisitions through business combinations (Note 26)			22,219
Disposals and cancellations	0	0	0
Depreciation charges	(3,625)	(492)	(610)
Transfer to assets held for sale	0	0	0
Disposals through sale of subsidiary	(137)
Transfers	1,075	0	0
Translation differences	(840)	2	(10)
Property, plant and equipment, ending balance	21,628	644	762
Property, plant and equipment | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Acquisitions	2,729	1,031	0
Acquisitions through business combinations (Note 26)			670
Disposals and cancellations	(595)	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale	0	1,031	0
Disposals through sale of subsidiary	0
Transfers	(1,075)	0	0
Translation differences	(72)	0	0
Property, plant and equipment, ending balance	1,657	0	0
Property, plant and equipment | Cost | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,265,939	5,014,747	4,875,810
Property, plant and equipment, ending balance	4,020,942	3,265,939	5,014,747
Property, plant and equipment | Cost | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	106,513	228,429	181,293
Property, plant and equipment, ending balance	628,405	106,513	228,429
Property, plant and equipment | Cost | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,717	5,159	5,244
Property, plant and equipment, ending balance	30,098	4,717	5,159
Property, plant and equipment | Cost | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	1,657	0	0
Property, plant and equipment | Depreciation & impairment losses | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,636,369)	(1,956,815)	(1,908,023)
Property, plant and equipment, ending balance	(1,403,458)	(1,636,369)	(1,956,815)
Property, plant and equipment | Depreciation & impairment losses | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Property, plant and equipment | Depreciation & impairment losses | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,073)	(4,397)	(4,026)
Property, plant and equipment, ending balance	(8,470)	(4,073)	(4,397)
Property, plant and equipment | Depreciation & impairment losses | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	32,936	21,493	29,001
Acquisitions	332	31,557	14,060
Acquisitions through business combinations (Note 26)			1,431
Disposals and cancellations	(30,162)	(2,087)	0
Depreciation charges	(1,413)	(18,040)	(21,509)
Transfer to assets held for sale	0	0
Disposals through sale of subsidiary	(1,184)
Transfers	0	0	0
Translation differences	(30)	13	(59)
Property, plant and equipment, ending balance	1,910	32,936	21,493
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	56,240	66,785	53,226
Property, plant and equipment, ending balance	5,212	56,240	66,785
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(23,304)	(45,292)	(24,225)
Property, plant and equipment, ending balance	$ (3,302)	$ (23,304)	$ (45,292)